UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-04727
                                                    --------------

                      Phoenix Strategic Equity Series Fund
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)


               Kevin J. Carr, Esq.                     John R. Flores, Esq.
Vice President, Chief Legal Officer, Counsel and          Vice President
            Secretary for Registrant               Litigation/Employment Counsel
         Phoenix Life Insurance Company           Phoenix Life Insurance Company
                One American Row                         One American Row
               Hartford, CT 06102                       Hartford, CT 06102
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                        Date of fiscal year end: April 30
                                                ---------

                    Date of reporting period: April 30, 2005
                                             ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



Annual Report

|>  APRIL 30, 2005

Phoenix-Seneca Growth Fund
Phoenix-Seneca Strategic Theme Fund


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

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------



   This report is not authorized for distribution to prospective investors in the Phoenix Strategic Equity Series Fund, unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

MESSAGE FROM THE CHAIRMAN

[GRAPHIC OMITTED]

DEAR SHAREHOLDER:

      I encourage you to review this annual report for the Phoenix-Seneca Growth Fund and Phoenix-Seneca Strategic Theme Fund for the fiscal year ended April 30, 2005.

      As of this writing, the pace of the United States' economic growth is beginning to slow. While the economy grew at a healthy 4.4% rate last year, signs of deceleration were evident in the first quarter of 2005. It appears rising interest rates and energy prices are starting to weigh on consumer confidence. The equity market has given back much of its gains from the post-election rally of last fall. At the same time, concerns over rising inflation and record deficits are likely to keep upward pressure on interest rates for the near term.

      No matter what the market brings, short-term performance changes should not distract you from your long-term financial plan. Now may be an opportune time for you to review your portfolio with your financial advisor to make sure that your asset allocation remains on target for you. Keep in mind that finding the best balance of performance and protection requires discipline and diversification. 1 Your allocation in the Phoenix-Seneca Funds may help in this effort.

      As an alternative to paper mail, if you would like to view your fund communications electronically, including account statements, prospectuses, annual and semiannual reports, sign up for our e-delivery service. To register, go online to PhoenixInvestments.com, select the Individual Investors option, and follow the e-delivery instructions, or call Mutual Fund Services at 1-800-243-1574 and a customer service representative will be happy to assist you.


Sincerely,


/s/ PHILIP R. McLOUGHLIN

Philip R. McLoughlin
Chairman, Phoenix Funds

MAY 2005

1 DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE
  THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.

The preceding information is the opinion of the Chairman of the Phoenix Funds Board of Trustees. There is no guarantee that market forecasts discussed will be realized.

TABLE OF CONTENTS


Glossary ....................................................................  3

Phoenix-Seneca Growth Fund ..................................................  4

Phoenix-Seneca Strategic Theme Fund ......................................... 14

Notes to Financial Statements ............................................... 24

Report of Independent Registered Public Accounting Firm ..................... 28

Board of Trustees' Consideration of Investment Advisory and
  Subadvisory Agreements .................................................... 29

Fund Management Tables ...................................................... 31

GLOSSARY

ADR (AMERICAN DEPOSITARY RECEIPT)
Represent shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

FEDERAL RESERVE (THE "FED")
The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

GROSS DOMESTIC PRODUCT (GDP)
An important measure of the United States' economic performance, GDP is the total market value of all final goods and services produced in the U.S. during any quarter or year.

INFLATION
Rise in the prices of goods and services resulting from increased spending relative to the supply of goods on the market.

RUSSELL 1000(R) GROWTH INDEX
A market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

S&P 500(R) INDEX
A market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.



INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

PHOENIX-SENECA GROWTH FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGERS, GAIL SENECA, PH.D., RICK LITTLE, CFA AND RON JACKS, CFA

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: The Phoenix-Seneca Growth Fund has an investment objective of long-term capital growth. There is no guarantee that the Fund will achieve its objective.

Q: HOW DID THE FUND PERFORM OVER THE 12 MONTHS ENDED APRIL 30, 2005?

A: For the fiscal year ended April 30, 2005, the Fund's Class A shares returned (2.25)%, Class B shares returned (3.06)%, Class C shares returned (2.97)%, and Class X shares returned (1.99)%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 6.33%, and the Russell 1000(R) Growth Index, the Fund's style-specific index appropriate for comparison, returned 0.40%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above.

Q: LOOKING BACK OVER THE LAST 12 MONTHS, HOW WOULD YOU DESCRIBE THE EQUITY MARKET ENVIRONMENT FOR INVESTORS?

A: The market environment has been particularly lackluster for large-cap growth equity investors over the past 12 months. Value stocks continued their outperformance of growth stocks during the period and well-behaved long-term interest rates coexisted with soaring oil prices, solid GDP growth, a plummeting U.S. dollar and Federal Reserve tightening.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?

A: For the 12-month period ending April 30, 2005, stocks from the information technology and health care sectors most negatively impacted the Fund's performance. Relative to the Russell 1000(R) Growth Index, we maintained an equal weighting of technology stocks but the Fund's stocks did not keep pace with those of the benchmark. National Semiconductor was the worst-performing technology stock within the portfolio. Excess inventory levels and lowered revenue guidance resulted in a significant earnings estimate cut for National Semiconductor, so we sold the stock.

Stocks within the health care sector also detracted from the Fund's relative performance. The Fund maintained a slight underweighting in the sector and while its stocks were virtually flat during the period, those within the index rose slightly. Merck was the single largest health care detractor as that stock was impacted when the company announced a voluntary recall of its drug Vioxx after a study showed increased risk of cardiovascular events such as heart attack and stroke. The stock was sold from the Fund.

Q: WHAT IS YOUR OUTLOOK FOR THE NEXT 6 TO 12 MONTHS?

A: We expect this period will be positive for stocks, with returns in line with corporate earnings growth. Without much inflation to boost earnings, however, overall stock returns will likely be below their long-term double-digit average. "Neutral" Federal Reserve monetary policy, low inflation and moderate earnings growth are conditions for neither an exuberant bull nor a punishing bear market in stocks. We expect that the long outperformance of value over growth is finally running out of steam and thus believe that the outlook is particularly attractive for large-cap growth stocks relative to their value peers.

                                                                        MAY 2005



THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED. FOR DEFINITIONS OF INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix-Seneca Growth Fund

------------------------------------------------------------------------------------------------------------
TOTAL RETURNS 1                                                                       PERIODS ENDING 4/30/05
------------------------------------------------------------------------------------------------------------
                                                                                     INCEPTION     INCEPTION
                                                             1 YEAR        5 YEARS   TO 4/30/05       DATE
                                                             ------        -------   ----------    ---------
   Class X Shares at NAV 2                                   (1.99)%       (8.27)%      8.08%        3/8/96
   Class A Shares at NAV 2                                   (2.25)        (8.51)       7.65         3/8/96
   Class A Shares at POP 3                                   (7.87)        (9.59)       6.96         3/8/96
   Class B Shares at NAV 2                                   (3.06)        (9.20)      (2.13)        7/1/98
   Class B Shares with CDSC 4                                (6.94)        (9.20)      (2.13)        7/1/98
   Class C Shares at NAV 2                                   (2.97)        (9.19)      (2.14)        7/1/98
   Class C Shares with CDSC 4                                (2.97)        (9.19)      (2.14)        7/1/98
   S&P 500(R) Index                                           6.33         (2.95)      Note 5        Note 5
   Russell 1000(R) Growth Index                               0.40        (10.75)      Note 6        Note 6

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE VISIT PHOENIXINVESTMENTS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

1 TOTAL  RETURNS  ARE  HISTORICAL  AND  INCLUDE  CHANGES IN SHARE  PRICE AND THE
  REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
2 "NAV" (NET ASSET VALUE)  TOTAL  RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES
  CHARGE.
3 "POP" (PUBLIC  OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM
  FRONT-END 5.75% SALES CHARGE.
4 CDSC  (CONTINGENT  DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN
  CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
5 INDEX  PERFORMANCE  IS 8.55% FOR CLASS X AND CLASS A (SINCE  3/8/96) AND 1.63%
  FOR CLASS B AND CLASS C (SINCE 7/1/98).
6 INDEX  PERFORMANCE IS 5.60% FOR CLASS X AND CLASS A (SINCE 3/8/96) AND (1.90)%
  FOR CLASS B AND CLASS C (SINCE 7/1/98).

--------------------------------------------------------------------------------
GROWTH OF $10,000                                            PERIODS ENDING 4/30
--------------------------------------------------------------------------------
This Growth of $10,000 chart assumes an initial investment of $10,000 made on 3/8/96 (inception of the Fund) in Class X and Class A shares. The total return for Class X shares reflects no sales charge. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. Performance assumes dividends and capital gains are reinvested. The performance of other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges.


              EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

        Phoenix-Seneca Growth Fund     Phoenix-Seneca Growth Fund
                  Class A                        Class X             S&P 500(R) Index       Russell 1000(R) Growth Index
3/8/96            $9,425                        $10,000                   $10,000                    $10,000
4/30/96          $11,461                        $12,180                   $10,352                    $10,388
4/30/97          $13,856                        $14,858                   $12,961                    $12,680
4/30/98          $19,161                        $20,674                   $18,310                    $18,017
4/30/99          $22,341                        $24,205                   $22,305                    $22,796
4/28/00          $28,871                        $31,352                   $24,600                    $29,082
4/30/01          $24,132                        $26,267                   $21,398                    $19,703
4/30/02          $20,279                        $22,127                   $18,695                    $15,742
4/30/03          $16,547                        $18,115                   $16,209                    $13,482
4/30/04          $18,932                        $20,778                   $19,918                    $16,401
4/29/05          $18,506                        $20,364                   $21,178                    $16,467

For information regarding the index, see the glossary on page 3.

Phoenix-Seneca Growth Fund


ABOUT YOUR FUND'S EXPENSES
   We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Growth Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class X shares are sold without a sales charge and do not incur distribution or service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES
   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investments and timing of any purchases or redemptions.

                                Beginning            Ending        Expenses Paid
    Growth Fund               Account Value      Account Value         During
      Class X               October 31, 2004    April 30, 2005        Period*
------------------------    ----------------    --------------     -------------
Actual                         $1,000.00           $1,017.07           $5.44
Hypothetical (5% return
  before expenses)              1,000.00            1,019.33            5.46

*EXPENSES ARE EQUAL TO THE FUND'S CLASS X ANNUALIZED EXPENSE RATIO OF 1.09%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS X RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED APRIL 30, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS (1.99)%. UTILIZING THIS RETURN IN THE ABOVE CALCULATION YIELDS AN ACCOUNT VALUE AT APRIL 30, 2005 OF $980.09.

                                Beginning            Ending        Expenses Paid
    Growth Fund               Account Value      Account Value         During
      Class A               October 31, 2004    April 30, 2005        Period*
------------------------    ----------------    --------------     -------------
Actual                         $1,000.00           $1,014.95           $6.69
Hypothetical (5% return
  before expenses)              1,000.00            1,018.08            6.72

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.34%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS A RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED APRIL 30, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS (2.25)%. UTILIZING THIS RETURN IN THE ABOVE CALCULATION YIELDS AN ACCOUNT VALUE AT APRIL 30, 2005 OF $977.50.

                                Beginning            Ending        Expenses Paid
    Growth Fund               Account Value      Account Value         During
      Class B               October 31, 2004    April 30, 2005        Period*
------------------------    ----------------    --------------     -------------
Actual                         $1,000.00           $1,010.97          $10.41
Hypothetical (5% return
  before expenses)              1,000.00            1,014.31           10.48

*EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.09%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS B RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED APRIL 30, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS (3.06)%. UTILIZING THIS RETURN IN THE ABOVE CALCULATION YIELDS AN ACCOUNT VALUE AT APRIL 30, 2005 OF $969.41.

                                Beginning            Ending        Expenses Paid
    Growth Fund               Account Value      Account Value         During
      Class C               October 31, 2004    April 30, 2005        Period*
------------------------    ----------------    --------------     -------------
Actual                         $1,000.00           $1,012.00          $10.41
Hypothetical (5% return
  before expenses)              1,000.00            1,014.32           10.48

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.09%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS C RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED APRIL 30, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS (2.97)%. UTILIZING THIS RETURN IN THE ABOVE CALCULATION YIELDS AN ACCOUNT VALUE AT APRIL 30, 2005 OF $970.28.


                           --------------------------
 YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS PLEASE REFER TO THE PROSPECTUS.

Phoenix-Seneca Growth Fund

--------------------------------------------------------------------------------
    TEN LARGEST HOLDINGS AT APRIL 30, 2005 (AS A PERCENTAGE OF NET ASSETS)(D)
--------------------------------------------------------------------------------
            1. Penney (J.C.) Co., Inc.                      3.6%
            2. Johnson & Johnson                            3.5%
            3. QUALCOMM, Inc.                               3.5%
            4. United Technologies Corp.                    3.4%
            5. Amgen, Inc.                                  3.3%
            6. Stryker Corp.                                3.3%
            7. FedEx Corp.                                  3.2%
            8. EMC Corp.                                    3.2%
            9. Automatic Data Processing, Inc.              3.2%
           10. Xilinx, Inc.                                 3.1%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                        4/30/05
--------------------------------------------------------------------------------

              EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

As a percentage of total investments

                  Information Technology                   33%
                  Health-Care                              21
                  Consumer Discretionary                   16
                  Industrials                              15
                  Consumer Staples                          5
                  Financials                                5
                  Materials                                 3
                  Other                                     2


                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2005


                                                        SHARES      VALUE
                                                        -------  ------------

DOMESTIC COMMON STOCKS--95.8%

AEROSPACE & DEFENSE--6.3%
L-3 Communications Holdings, Inc. ............           61,230  $  4,345,493
United Technologies Corp. ....................           51,890     5,278,251
                                                                 ------------
                                                                    9,623,744
                                                                 ------------

AIR FREIGHT & COURIERS--3.2%
FedEx Corp. ..................................           57,930     4,921,153

APPAREL RETAIL--2.1%
Gap, Inc. (The) ..............................          150,370     3,210,399

BIOTECHNOLOGY--3.3%
Amgen, Inc.(b) ...............................           88,050     5,125,390

COMMUNICATIONS EQUIPMENT--3.5%
QUALCOMM, Inc. ...............................          154,690     5,397,134


                                                        SHARES      VALUE
                                                        -------  ------------

COMPUTER HARDWARE--3.8%
Dell, Inc.(b) ................................           85,440  $  2,975,875
International Business Machines Corp. ........           37,580     2,870,361
                                                                 ------------
                                                                    5,846,236
                                                                 ------------

COMPUTER STORAGE & PERIPHERALS--5.1%
EMC Corp.(b) .................................          373,650     4,902,288
Network Appliance, Inc.(b) ...................          107,100     2,852,073
                                                                 ------------
                                                                    7,754,361
                                                                 ------------

DATA PROCESSING & OUTSOURCED SERVICES--5.2%
Alliance Data Systems Corp.(b) ...............           77,780     3,142,312
Automatic Data Processing, Inc. ..............          112,260     4,876,574
                                                                 ------------
                                                                    8,018,886
                                                                 ------------

DEPARTMENT STORES--3.6%
Penney (J.C.) Co., Inc. ......................          116,180     5,508,094


                        See Notes to Financial Statements

Phoenix-Seneca Growth Fund

                                                        SHARES      VALUE
                                                        -------  ------------

DIVERSIFIED CHEMICALS--2.7%
Dow Chemical Co. (The) .......................           91,160  $  4,186,979

FOOTWEAR--3.0%
NIKE, Inc. Class B ...........................           60,040     4,611,672

HEALTH CARE EQUIPMENT--5.9%
Medtronic, Inc. ..............................           75,180     3,961,986
Stryker Corp. ................................          105,200     5,107,460
                                                                 ------------
                                                                    9,069,446
                                                                 ------------

HOME IMPROVEMENT RETAIL--2.4%
Lowe's Cos., Inc. ............................           70,810     3,689,909

HOTELS, RESORTS & CRUISE LINES--2.4%
Carnival Corp. ...............................           75,910     3,710,481

HOUSEHOLD PRODUCTS--3.1%
Colgate-Palmolive Co. ........................           94,330     4,696,691

INDUSTRIAL CONGLOMERATES--5.4%
3M Co. .......................................           53,800     4,114,086
General Electric Co. .........................          114,340     4,139,108
                                                                 ------------
                                                                    8,253,194
                                                                 ------------

INTERNET SOFTWARE & SERVICES--2.8%
VeriSign, Inc.(b) ............................          159,280     4,214,549

MANAGED HEALTH CARE--3.0%
UnitedHealth Group, Inc. .....................           49,390     4,667,849

MOVIES & ENTERTAINMENT--2.5%
Viacom, Inc. Class B .........................          110,850     3,837,627

OTHER DIVERSIFIED FINANCIAL SERVICES--4.8%
Citigroup, Inc. ..............................           67,220     3,156,651
JPMorgan Chase & Co. .........................          119,780     4,250,992
                                                                 ------------
                                                                    7,407,643
                                                                 ------------

PHARMACEUTICALS--8.6%
Abbott Laboratories ..........................           64,400     3,165,904
Johnson & Johnson ............................           78,800     5,408,044
Pfizer, Inc. .................................          173,300     4,708,561
                                                                 ------------
                                                                   13,282,509
                                                                 ------------


                                                        SHARES      VALUE
                                                        -------  ------------


SEMICONDUCTOR EQUIPMENT--2.0%
Applied Materials, Inc.(b) ...................          204,680  $  3,043,592

SEMICONDUCTORS--5.9%
Intel Corp. ..................................          182,140     4,283,933
Xilinx, Inc. .................................          175,600     4,730,664
                                                                 ------------
                                                                    9,014,597
                                                                 ------------

SOFT DRINKS--2.4%
Coca-Cola Enterprises, Inc. ..................          184,580     3,746,974

SYSTEMS SOFTWARE--2.8%
Adobe Systems, Inc. ..........................           73,110     4,347,852

-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $143,898,348)                                    147,186,961
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--2.6%

COMMUNICATIONS EQUIPMENT--2.6%
Telefonaktiebolaget LM Ericsson Sponsored ADR
(Sweden) .....................................          134,350     3,956,608

-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $3,946,431)                                        3,956,608
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.4%
(IDENTIFIED COST $147,844,779)                                    151,143,569
-----------------------------------------------------------------------------


                                                         PAR
                                                        VALUE
                                                        (000)
                                                        -------
SHORT-TERM INVESTMENTS--1.9%

COMMERCIAL PAPER--1.9%
Merrill Lynch & Co. 2.95%, 5/4/05 ............           $2,945     2,944,276

-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,944,276)                                        2,944,276
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.3%
(IDENTIFIED COST $150,789,055)                                    154,087,845(a)
Other assets and liabilities, net--(0.3)%                            (393,473)
                                                                 ------------
NET ASSETS--100.0%                                               $153,694,372
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $9,604,509 and gross depreciation of $6,305,719 for federal income tax purposes. At April 30, 2005, the aggregate cost of securities for federal income tax purposes was $150,789,055.
(b) Non-income producing.
(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2G "Foreign Security Country Determination" in the Notes to Financial Statements.
(d) Table excludes short-term investments.

                        See Notes to Financial Statements

Phoenix-Seneca Growth Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005

ASSETS
Investment securities at value
   (Identified cost $150,789,055)                                $154,087,845
Cash                                                                   44,442
Receivables
   Investment securities sold                                       3,849,231
   Dividends                                                          187,450
   Fund shares sold                                                   104,960
Trustee retainer                                                        2,220
Prepaid expenses                                                       20,198
                                                                 ------------
     Total assets                                                 158,296,346
                                                                 ------------
LIABILITIES
Payables
   Investment securities purchased                                  3,112,600
   Fund shares repurchased                                          1,231,094
   Investment advisory fee                                             91,063
   Transfer agent fee                                                  67,208
   Distribution and service fees                                       36,046
   Financial agent fee                                                 10,165
Accrued expenses                                                       53,798
                                                                 ------------
     Total liabilities                                              4,601,974
                                                                 ------------
NET ASSETS                                                       $153,694,372
                                                                 ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                 $228,827,761
Accumulated net realized loss                                     (78,432,179)
Net unrealized appreciation                                         3,298,790
                                                                 ------------
NET ASSETS                                                       $153,694,372
                                                                 ============
CLASS X
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $32,224,757)                 2,847,763
Net asset value and offering price per share                           $11.32
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $104,913,276)                9,658,793
Net asset value per share                                              $10.86
Offering price per share $10.86/(1-5.75%)                              $11.52
CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $9,739,890)                    960,394
Net asset value and offering price per share                           $10.14
CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $6,816,449)                    673,765
Net asset value and offering price per share                           $10.12


                             STATEMENT OF OPERATIONS
                            YEAR ENDED APRIL 30, 2005

INVESTMENT INCOME
Dividends                                                        $ 1,825,640
Interest                                                              53,667
Foreign taxes withheld                                               (15,304)
                                                                 -----------
     Total investment income                                       1,864,003
                                                                 -----------
EXPENSES
Investment advisory fee                                            1,304,688
Service fees, Class A                                                313,188
Distribution and service fees, Class B                               121,748
Distribution and service fees, Class C                               110,915
Financial agent fee                                                  140,042
Transfer agent                                                       353,088
Printing                                                              46,473
Professional                                                          39,495
Trustees                                                              39,177
Custodian                                                             15,918
Registration                                                           3,814
Miscellaneous                                                         27,801
                                                                 -----------
     Total expenses                                                2,516,347
     Custodian fees paid indirectly                                      (21)
                                                                 -----------
     Net expenses                                                  2,516,326
                                                                 -----------
NET INVESTMENT LOSS                                                 (652,323)
                                                                 -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments                                    (329,500)
Net change in unrealized appreciation (depreciation) on
   investments                                                    (2,663,370)
                                                                 -----------
NET LOSS ON INVESTMENTS                                           (2,992,870)
                                                                 -----------
NET DECREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                                    $(3,645,193)
                                                                 ============

                        See Notes to Financial Statements

Phoenix-Seneca Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                              Year Ended       Year Ended
                                                                                            April 30, 2005   April 30, 2004
                                                                                            --------------   --------------
FROM OPERATIONS
   Net investment income (loss)                                                                $ (652,323)    $   (934,742)
   Net realized gain (loss)                                                                      (329,500)      20,683,666
   Net change in unrealized appreciation (depreciation)                                        (2,663,370)      10,268,797
                                                                                             ------------     ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                 (3,645,193)      30,017,721
                                                                                             ------------     ------------
FROM SHARE TRANSACTIONS
CLASS X
   Proceeds from sales of shares (559,555 and 1,766,815 shares, respectively)                   6,405,807       19,804,833
   Cost of shares repurchased (1,088,393 and 488,492 shares, respectively)                    (12,597,919)      (5,676,561)
                                                                                             ------------     ------------
Total                                                                                          (6,192,112)      14,128,272
                                                                                             ------------     ------------
CLASS A
   Proceeds from sales of shares (660,762  and 5,156,932 shares, respectively)                  7,414,627       54,778,596
   Cost of shares repurchased (4,053,077 and 5,242,416 shares, respectively)                  (45,033,428)     (59,434,498)
                                                                                             ------------     ------------
Total                                                                                         (37,618,801)      (4,655,902)
                                                                                             ------------     ------------
CLASS B
   Proceeds from sales of shares (84,759 and 202,484 shares, respectively)                        884,952        2,072,122
   Cost of shares repurchased (479,679 and 324,496 shares, respectively)                       (5,000,038)      (3,357,529)
                                                                                             ------------     ------------
Total                                                                                          (4,115,086)      (1,285,407)
                                                                                             ------------     ------------
CLASS C
   Proceeds from sales of shares (54,436 and 350,886 shares, respectively)                        563,788        3,597,757
   Cost of shares repurchased (869,557 and 680,751 shares, respectively)                       (9,014,141)      (7,059,179)
                                                                                             ------------     ------------
Total                                                                                          (8,450,353)      (3,461,422)
                                                                                             ------------     ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                  (56,376,352)    4,725,541
                                                                                             ------------     ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                      (60,021,545)      34,743,262

NET ASSETS
   Beginning of period                                                                        213,715,917      178,972,655
                                                                                             ------------     ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $0 AND $0, RESPECTIVELY]  $153,694,372     $213,715,917
                                                                                             ============     ============

                        See Notes to Financial Statements

Phoenix-Seneca Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                        CLASS X
                                                              ---------------------------------------------------------
                                                                                  YEAR ENDED APRIL 30,
                                                              ---------------------------------------------------------
                                                               2005          2004         2003         2002       2001
Net asset value, beginning of period                          $11.55        $10.07       $12.30       $14.66     $22.31
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                             (0.01)        (0.01)       (0.02)          --(3)   (0.01)
   Net realized and unrealized gain (loss)                     (0.22)         1.49        (2.21)       (2.31)     (3.36)
                                                              ------        ------       ------       ------     ------
     TOTAL FROM INVESTMENT OPERATIONS                          (0.23)         1.48        (2.23)       (2.31)     (3.37)
                                                              ------        ------       ------       ------     ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                          --            --           --        (0.05)     (4.28)
                                                              ------        ------       ------       ------     ------
     TOTAL DISTRIBUTIONS                                          --            --           --        (0.05)     (4.28)
                                                              ------        ------       ------       ------     ------
Change in net asset value                                      (0.23)         1.48        (2.23)       (2.36)     (7.65)
                                                              ------        ------       ------       ------     ------
NET ASSET VALUE, END OF PERIOD                                $11.32        $11.55       $10.07       $12.30     $14.66
                                                              ======        ======       ======       ======     ======
Total return                                                   (1.99)%       14.70 %     (18.13)%     (15.76)%   (16.22)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                        $32,225       $38,994      $21,121      $21,786    $28,864

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                           1.06 %        1.05 %       1.13 %       1.04 %     0.97 %
   Net investment income (loss)                                (0.06)%       (0.10)%      (0.20)%       0.03 %    (0.03)%
Portfolio turnover                                                91 %         168 %        101 %        131 %      134 %


                                                                                        CLASS A
                                                              ---------------------------------------------------------
                                                                                  YEAR ENDED APRIL 30,
                                                              ---------------------------------------------------------
                                                               2005          2004         2003         2002       2001
Net asset value, beginning of period                          $11.11        $ 9.71       $11.90       $14.22     $21.83
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                             (0.03)        (0.04)       (0.04)       (0.03)     (0.05)
   Net realized and unrealized gain (loss)                     (0.22)         1.44        (2.15)       (2.24)     (3.28)
                                                              ------        ------       ------       ------     ------
     TOTAL FROM INVESTMENT OPERATIONS                          (0.25)         1.40        (2.19)       (2.27)     (3.33)
                                                              ------        ------       ------       ------     ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                          --            --           --        (0.05)     (4.28)
                                                              ------        ------       ------       ------     ------
     TOTAL DISTRIBUTIONS                                          --            --           --        (0.05)     (4.28)
                                                              ------        ------       ------       ------     ------
Change in net asset value                                      (0.25)         1.40        (2.19)       (2.32)     (7.61)
                                                              ------        ------       ------       ------     ------
NET ASSET VALUE, END OF PERIOD                                $10.86        $11.11       $ 9.71       $11.90     $14.22
                                                              ======        ======       ======       ======     ======
Total return(2)                                                (2.25)%       14.42 %     (18.40)%     (15.97)%   (16.42)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                       $104,913      $145,023     $127,553     $177,518   $215,736

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                           1.31 %        1.30 %       1.38 %       1.29 %     1.22 %
   Net investment income (loss)                                (0.31)%       (0.33)%      (0.41)%      (0.22)%    (0.29)%
Portfolio turnover                                                91 %         168 %        101 %        131 %      134 %

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in the total return calculation.
(3) Amount is less than $0.01.

                        See Notes to Financial Statements

Phoenix-Seneca Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                        CLASS B
                                                              ---------------------------------------------------------
                                                                                  YEAR ENDED APRIL 30,
                                                              ---------------------------------------------------------
                                                               2005          2004         2003         2002       2001
Net asset value, beginning of period                          $10.46        $ 9.21       $11.36       $13.68     $21.34
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                             (0.11)        (0.11)       (0.11)       (0.12)     (0.17)
   Net realized and unrealized gain (loss)                     (0.21)         1.36        (2.04)       (2.15)     (3.21)
                                                              ------        ------       ------       ------     ------
     TOTAL FROM INVESTMENT OPERATIONS                          (0.32)         1.25        (2.15)       (2.27)     (3.38)
                                                              ------        ------       ------       ------     ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                          --            --           --        (0.05)     (4.28)
                                                              ------        ------       ------       ------     ------
     TOTAL DISTRIBUTIONS                                          --            --           --        (0.05)     (4.28)
                                                              ------        ------       ------       ------     ------
Change in net asset value                                      (0.32)         1.25        (2.15)       (2.32)     (7.66)
                                                              ------        ------       ------       ------     ------
NET ASSET VALUE, END OF PERIOD                                $10.14        $10.46       $ 9.21       $11.36     $13.68
                                                              ======        ======       ======       ======     ======
Total return(2)                                                (3.06)%       13.57 %     (18.93)%     (16.60)%   (17.11)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                         $9,740       $14,171      $13,600      $17,397    $16,458

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                           2.06 %        2.05 %       2.13 %       2.04 %     1.97 %
   Net investment income (loss)                                (1.06)%       (1.09)%      (1.16)%      (0.98)%    (1.03)%
Portfolio turnover                                                91 %         168 %        101 %        131 %      134 %


                                                                                     CLASS C
                                                              ---------------------------------------------------------
                                                                                  YEAR ENDED APRIL 30,
                                                              ---------------------------------------------------------
                                                               2005          2004         2003         2002       2001
Net asset value, beginning of period                          $10.43        $ 9.18       $11.33       $13.65     $21.29
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                             (0.11)        (0.11)       (0.11)       (0.12)     (0.17)
   Net realized and unrealized gain (loss)                     (0.20)         1.36        (2.04)       (2.15)     (3.19)
                                                              ------        ------       ------       ------     ------
     TOTAL FROM INVESTMENT OPERATIONS                          (0.31)         1.25        (2.15)       (2.27)     (3.36)
                                                              ------        ------       ------       ------     ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                        --             --            --        (0.05)     (4.28)
                                                              ------        ------       ------       ------     ------
     TOTAL DISTRIBUTIONS                                        --             --            --        (0.05)     (4.28)
                                                              ------        ------       ------       ------     ------
Change in net asset value                                      (0.31)         1.25        (2.15)       (2.32)     (7.64)
                                                              ------        ------       ------       ------     ------
     NET ASSET VALUE, END OF PERIOD                           $10.12        $10.43       $ 9.18       $11.33     $13.65
                                                              ======        ======       ======       ======     ======
Total return(2)                                                (2.97)%       13.62 %     (18.98)%     (16.64)%   (17.08)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                         $6,816       $15,528      $16,698      $13,761    $12,641

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                           2.05 %        2.05 %       2.14 %       2.04 %     1.97 %
   Net investment income (loss)                                (1.05)%       (1.08)%      (1.19)%      (0.98)%    (1.02)%
Portfolio turnover                                                91 %         168 %        101 %        131 %      134 %

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in the total return calculation.

                        See Notes to Financial Statements

PHOENIX-SENECA STRATEGIC THEME FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM, GAIL SENECA, PH.D., RICK LITTLE, CFA AND RON JACKS, CFA

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: The Phoenix-Seneca Strategic Theme Fund has an investment objective of long-term capital growth. There is no guarantee that the Fund will achieve its objective.

Q: HOW DID THE FUND PERFORM OVER THE 12 MONTHS ENDED APRIL 30, 2005?

A: For the fiscal year ended April 30, 2005, the Fund's Class A shares returned (0.58)%, Class B shares returned (1.26)% and Class C shares returned (1.26)%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 6.33%, and the Russell 1000(R) Growth Index, the Fund's style-specific index appropriate for comparison, returned 0.40%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above.

Q: LOOKING BACK OVER THE LAST 12 MONTHS, HOW WOULD YOU DESCRIBE THE EQUITY MARKET ENVIRONMENT FOR INVESTORS?

A: The market environment has been particularly lackluster for large-cap growth equity investors over the past 12 months. Value stocks continued their outperformance of growth stocks during the period and well-behaved long-term interest rates coexisted with soaring oil prices, solid GDP growth, a plummeting U.S. dollar and Federal Reserve tightening.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?

A: For the 12-month period ending April 30, 2005, the Fund's performance was most negatively impacted by stock selection within the health care sector and by its slight overweighting to the poor- performing information technology sector. While the health care sector of the Russell 1000(R) Growth Index was slightly positive for the period, our stocks pulled back. Merck and Genentech were the Fund's two biggest detractors within the health care sector. Merck was impacted when the company announced a voluntary recall of its drug Vioxx after a study showed increased risk of cardiovascular events such as heart attack and stroke. The stock was sold from the Fund. Genentech was also sold when concerns arose regarding the near-term outlook of that company's cancer drug, Tarceva.

The information technology sector as a whole performed negatively during the past 12 months. While the sector retreated 2.66% for the Russell 1000 Growth Index, our overweighting in the sector produced a 3.90% detraction from the Fund's performance. National Semiconductor and Qualcomm were the largest detractors during the year. National Semiconductor suffered from excess inventory levels and lowered revenue guidance which in turn resulted in a significant earnings estimate cut. We sold the stock. Qualcomm detracted slightly from performance during the period but remains in our opinion a fundamentally sound company and we continue to hold it in the Fund.

Q: WHAT IS YOUR OUTLOOK FOR THE NEXT 6 TO 12 MONTHS?

A: We expect this period will be positive for stocks, with returns in line with corporate earnings growth. Without much inflation to boost earnings, however, overall stock returns will likely be below the long-term double-digit average. "Neutral" Federal Reserve monetary policy, low inflation and moderate earnings growth are conditions for neither an exuberant bull nor a punishing bear market in stocks. We expect that the long outperformance of value over growth is finally running out of steam and thus believe that the outlook is particularly attractive for large-cap growth stocks relative to their value peers.

                                                                        MAY 2005



THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED. FOR DEFINITIONS OF INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix-Seneca Strategic Theme Fund

--------------------------------------------------------------------------------
  TOTAL RETURNS 1                                         PERIODS ENDING 4/30/05
--------------------------------------------------------------------------------


                                                                        INCEPTION        INCEPTION
                                            1 YEAR        5 YEARS      TO 4/30/05          DATE
                                            ------        -------      ----------        ---------
        Class A Shares at NAV 2              (0.58)%      (13.75)%         6.00%          10/16/95
        Class A Shares at POP 3              (6.30)       (14.76)          5.34           10/16/95
        Class B Shares at NAV 2              (1.26)       (14.40)          5.21           10/16/95
        Class B Shares with CDSC 4           (5.21)       (14.40)          5.21           10/16/95
        Class C Shares at NAV 2              (1.26)       (14.38)          1.11            11/3/97
        Class C Shares with CDSC 4           (1.26)       (14.38)          1.11            11/3/97
        S&P 500(R) Index                      6.33         (2.95)         Note 5            Note 5
        Russell 1000(R) Growth Index          0.40        (10.75)         Note 6            Note 6

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE VISIT PHOENIXINVESTMENTS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
1 TOTAL  RETURNS  ARE  HISTORICAL  AND  INCLUDE  CHANGES IN SHARE  PRICE AND THE
  REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
2 "NAV" (NET ASSET VALUE)  TOTAL  RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES
  CHARGE.
3 "POP" (PUBLIC  OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM
  FRONT-END 5.75% SALES CHARGE.
4 CDSC  (CONTINGENT  DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN
  CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
5 INDEX  PERFORMANCE IS 9.24% FOR CLASS A AND CLASS B (SINCE 10/16/95) AND 4.40%
  FOR CLASS C (SINCE 11/3/97).
6 INDEX  PERFORMANCE IS 6.38% FOR CLASS A AND CLASS B (SINCE 10/16/95) AND 1.22%
  FOR CLASS C (SINCE 11/3/97).

--------------------------------------------------------------------------------
GROWTH OF $10,000                                            PERIODS ENDING 4/30
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 10/16/95 (inception of the Fund) in Class A and Class B shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class B shares reflects the CDSC charges which decline from 5% to 0% over a five year period. Performance assumes dividends and capital gains are reinvested. The performance of other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges.


              EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

            Phoenix-Seneca Strategic    Phoenix-Seneca Strategic
               Theme Fund Class A          Theme Fund Class B       Russell 1000(R) Growth Index     S&P 500(R) Index
               ------------------          ------------------       ----------------------------     ----------------
10/16/95             $9,425                      $10,000                       $10,000                    $10,000
4/30/96              $11,677                     $12,341                       $11,387                    $11,356
4/30/97              $11,376                     $11,933                       $13,899                    $14,219
4/30/98              $15,497                     $16,131                       $19,749                    $20,086
4/30/99              $22,457                     $23,225                       $24,988                    $24,468
4/28/00              $34,417                     $35,308                       $31,879                    $26,987
4/30/01              $24,800                     $25,252                       $21,598                    $23,474
4/30/02              $17,327                     $17,515                       $17,256                    $20,509
4/30/03              $13,712                     $13,747                       $14,779                    $17,781
4/30/04              $16,524                     $16,438                       $17,979                    $21,850
4/29/05              $16,428                     $16,231                       $18,051                    $23,232

For information regarding the index, see the glossary on page 3.

Phoenix-Seneca Strategic Theme Fund


ABOUT YOUR FUND'S EXPENSES

   We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Strategic Theme Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investments and timing of any purchases or redemptions.


                                Beginning           Ending         Expenses Paid
Strategic Theme Fund          Account Value      Account Value        During
    Class A                 October 31, 2004     April 30, 2005       Period*
------------------------    ----------------     --------------    ------------
Actual                          $1,000.00           $1,007.03          $7.88
Hypothetical (5% return
  before expenses)               1,000.00            1,016.84           7.95

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.58%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS A RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED APRIL 30, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS (0.58)%. UTILIZING THIS RETURN IN THE ABOVE CALCULATION YIELDS AN ACCOUNT VALUE AT APRIL 30, 2005 OF $994.21.

                                Beginning           Ending         Expenses Paid
Strategic Theme Fund          Account Value      Account Value        During
    Class B                 October 31, 2004     April 30, 2005       Period*
------------------------    ----------------     --------------    ------------
Actual                          $1,000.00           $1,003.84         $11.62
Hypothetical (5% return
  before expenses)               1,000.00            1,013.06          11.74

*EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.34%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS B RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED APRIL 30, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS (1.26)%. UTILIZING THIS RETURN IN THE ABOVE CALCULATION YIELDS AN ACCOUNT VALUE AT APRIL 30, 2005 OF $987.41.

                                Beginning           Ending         Expenses Paid
Strategic Theme Fund          Account Value      Account Value        During
    Class C                 October 31, 2004     April 30, 2005       Period*
------------------------    ----------------     --------------    ------------
Actual                          $1,000.00           $1,003.84         $11.60
Hypothetical (5% return
  before expenses)               1,000.00            1,013.07          11.72

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.33%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS C RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED APRIL 30, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS (1.26)%. UTILIZING THIS RETURN IN THE ABOVE CALCULATION YIELDS AN ACCOUNT VALUE AT APRIL 30, 2005 OF $987.42.

                    -----------------------------------------

 YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS PLEASE REFER TO THE PROSPECTUS.

Phoenix-Seneca Strategic Theme Fund

    TEN LARGEST HOLDINGS AT APRIL 30, 2005 (AS A PERCENTAGE OF NET ASSETS)(d)

 1. EMC Corp.                                    4.3%
 2. QUALCOMM, Inc.                               4.2%
 3. Penney (J.C.) Co., Inc.                      3.9%
 4. VeriSign, Inc..                              3.8%
 5. UnitedHealth Group, Inc.                     3.7%
 6. Intel Corp.                                  3.7%
 7. Amgen, Inc.                                  3.7%
 8. Xilinx, Inc.                                 3.7%
 9. Colgate-Palmolive Co.                        3.6%
10. Adobe Systems, Inc.                          3.5%

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                        4/30/05
--------------------------------------------------------------------------------

              EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

As a percentage of total investments

                  Information Technology                   37%
                  Health-Care                              20
                  Consumer Discretionary                   17
                  Industrials                              15
                  Consumer Staples                          7
                  Financials                                2
                  Other                                     2
--------------------------------------------------------------------------------



                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2005

                                                     SHARES          VALUE
                                                     -------     -----------

DOMESTIC COMMON STOCKS--95.3%

AEROSPACE & DEFENSE--6.1%
L-3 Communications Holdings, Inc. ............        61,380     $  4,356,139
United Technologies Corp. ....................        42,500        4,323,100
                                                                 ------------
                                                                    8,679,239
                                                                 ------------

AIR FREIGHT & COURIERS--2.9%
FedEx Corp. ..................................        48,090        4,085,245

APPAREL RETAIL--2.6%
Gap, Inc. (The) ..............................       174,740        3,730,699

BIOTECHNOLOGY--3.7%
Amgen, Inc.(b) ...............................        89,300        5,198,153

CASINOS & GAMING--2.2%
Harrah's Entertainment, Inc. .................        47,620        3,124,824

COMMUNICATIONS EQUIPMENT--4.2%
QUALCOMM, Inc. ...............................       172,700        6,025,503


                                                     SHARES          VALUE
                                                     -------     -----------

COMPUTER HARDWARE--5.7%
Dell, Inc.(b) ................................        99,100     $  3,451,653
International Business Machines Corp. ........        59,800        4,567,524
                                                                 ------------
                                                                    8,019,177
                                                                 ------------

COMPUTER STORAGE & PERIPHERALS--6.2%
EMC Corp.(b) .................................       464,500        6,094,240
Network Appliance, Inc.(b) ...................       100,250        2,669,658
                                                                 ------------
                                                                    8,763,898
                                                                 ------------

DATA PROCESSING & OUTSOURCED SERVICES--3.4%
Alliance Data Systems Corp.(b) ...............       119,230        4,816,892

DEPARTMENT STORES--3.9%
Penney (J.C.) Co., Inc. ......................       116,700        5,532,747

HEALTH CARE EQUIPMENT--9.5%
Fisher Scientific International, Inc.(b) .....        77,550        4,604,919
Medtronic, Inc. ..............................        77,000        4,057,900
Stryker Corp. ................................       100,000        4,855,000
                                                                 ------------
                                                                   13,517,819
                                                                 ------------

                        See Notes to Financial Statements

Phoenix-Seneca Strategic Theme Fund

                                                     SHARES         VALUE
                                                     -------     -----------

HOME IMPROVEMENT RETAIL--2.9%
Lowe's Cos., Inc. ............................        80,160     $  4,177,138

HOTELS, RESORTS & CRUISE LINES--2.5%
Carnival Corp. ...............................        71,560        3,497,853

HOUSEHOLD PRODUCTS--3.6%
Colgate-Palmolive Co. ........................       101,800        5,068,622

INDUSTRIAL CONGLOMERATES--6.1%
3M Co. .......................................        60,560        4,631,023
General Electric Co. .........................       110,800        4,010,960
                                                                 ------------
                                                                    8,641,983
                                                                 ------------

INTERNET SOFTWARE & SERVICES--3.8%
VeriSign, Inc.(b) ............................       204,880        5,421,125

MANAGED HEALTH CARE--3.7%
UnitedHealth Group, Inc. .....................        56,200        5,311,462

MOVIES & ENTERTAINMENT--3.1%
Viacom, Inc. Class B .........................       127,900        4,427,898

OTHER DIVERSIFIED FINANCIAL SERVICES--2.0%
Citigroup, Inc. ..............................        61,030        2,865,969

PHARMACEUTICALS--3.1%
Pfizer, Inc. .................................       161,100        4,377,087

SEMICONDUCTORS--7.4%
Intel Corp. ..................................       224,640        5,283,533
Xilinx, Inc. .................................       192,230        5,178,676
                                                                 ------------
                                                                   10,462,209
                                                                 ------------

SOFT DRINKS--3.2%
Coca-Cola Enterprises, Inc. ..................       221,100        4,488,330

SYSTEMS SOFTWARE--3.5%
Adobe Systems, Inc. ..........................        83,120        4,943,146

-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $133,073,380)                                    135,177,018
-----------------------------------------------------------------------------


                                                     SHARES         VALUE
                                                     -------     -----------

FOREIGN COMMON STOCKS(c)--2.6%

COMMUNICATIONS EQUIPMENT--2.6%
Telefonaktiebolaget LM Ericsson Sponsored
ADR (Sweden) .................................       124,740     $  3,673,593

-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $3,645,770)                                        3,673,593
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.9%
(IDENTIFIED COST $136,719,150)                                    138,850,611
-----------------------------------------------------------------------------

                                                       PAR
                                                      VALUE
                                                      (000)
                                                      -----

SHORT-TERM INVESTMENTS--1.2%

COMMERCIAL PAPER--1.2%
UBS Finance Delaware LLC 2.93%, 5/2/05                $1,645        1,644,866

-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,644,866)                                        1,644,866
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.1%
(IDENTIFIED COST $138,364,016)                                    140,495,477(a)
Other assets and liabilities, net--0.9%                             1,307,071
                                                                 ------------
NET ASSETS--100.0%                                               $141,802,548
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $8,392,187 and gross depreciation of $6,260,726 for federal income tax purposes. At April 30, 2005, the aggregate cost of securities for federal income tax purposes was $138,364,016.
(b) Non-income producing.
(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2G "Foreign Security Country Determination" in the Notes to Financial Statements.
(d) Table excludes short-term investments.

                        See Notes to Financial Statements

Phoenix-Seneca Strategic Theme Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005

ASSETS
Investment securities at value
   (Identified cost $138,364,016)                                 $ 140,495,477
Cash                                                                    596,969
Receivables
   Investment securities sold                                         1,886,407
   Dividends                                                             62,635
   Fund shares sold                                                       5,647
Trustee retainer                                                          2,220
Prepaid expenses                                                         13,478
                                                                  -------------
     Total assets                                                   143,062,833
                                                                  -------------
LIABILITIES
Payables
   Investment securities purchased                                      735,968
   Fund shares repurchased                                              203,546
   Transfer agent fee                                                   126,151
   Investment advisory fee                                               89,447
   Distribution and service fees                                         38,349
   Financial agent fee                                                    9,509
Accrued expenses                                                         57,315
                                                                  -------------
     Total liabilities                                                1,260,285
                                                                  -------------
NET ASSETS                                                        $ 141,802,548
                                                                  =============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $ 384,084,985
Accumulated net realized loss                                      (244,413,898)
Net unrealized appreciation                                           2,131,461
                                                                  -------------
NET ASSETS                                                        $ 141,802,548
                                                                  =============

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $128,425,650)                 14,944,724
Net asset value per share                                                 $8.59
Offering price per share $8.59/(1-5.75%)                                  $9.11
CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $11,005,752)                   1,403,622
Net asset value and offering price per share                              $7.84
CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $2,371,146)                      302,035
Net asset value and offering price per share                              $7.85


                             STATEMENT OF OPERATIONS
                            YEAR ENDED APRIL 30, 2005

INVESTMENT INCOME
Dividends                                                           $ 1,477,471
Interest                                                                 44,143
Foreign taxes withheld                                                  (20,305)
                                                                    -----------
     Total investment income                                          1,501,309
                                                                    -----------
EXPENSES
Investment advisory fee                                               1,260,368
Services fee, Class A                                                   369,659
Distribution and service fees, Class B                                  169,508
Distribution and service fees, Class C                                   32,348
Financial agent fee                                                     128,970
Transfer agent                                                          624,339
Printing                                                                 58,206
Professional                                                             39,494
Trustees                                                                 39,178
Registration                                                             17,848
Custodian                                                                14,403
Miscellaneous                                                            26,525
                                                                    -----------
     Total expenses                                                   2,780,846
     Custodian fees paid indirectly                                        (216)
                                                                    -----------
     Net expenses                                                     2,780,630
                                                                    -----------
NET INVESTMENT LOSS                                                  (1,279,321)
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                      2,257,066
Net change in unrealized appreciation (depreciation) on
   investments                                                       (1,483,467)
                                                                    -----------
NET GAIN ON INVESTMENTS                                                 773,599
                                                                    -----------
NET DECREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                                       $  (505,722)
                                                                    ===========

                        See Notes to Financial Statements

Phoenix-Seneca Strategic Theme Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                              Year Ended       Year Ended
                                                                                            April 30, 2005   April 30, 2004
                                                                                            --------------   --------------
FROM OPERATIONS
   Net investment income (loss)                                                              $ (1,279,321)    $ (1,780,414)
   Net realized gain (loss)                                                                     2,257,066       33,826,018
   Net change in unrealized appreciation (depreciation)                                        (1,483,467)       6,128,432
                                                                                             ------------     ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                   (505,722)      38,174,036
                                                                                             ------------     ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (1,288,678 and 1,377,303 shares, respectively)                11,229,434       11,709,144
   Cost of shares repurchased (5,213,988 and 4,265,762 shares, respectively)                  (45,365,817)     (36,241,256)
                                                                                             ------------     ------------
Total                                                                                         (34,136,383)     (24,532,112)
                                                                                             ------------     ------------
CLASS B
   Proceeds from sales of shares (76,497 and 231,156 shares, respectively)                        610,821        1,808,151
   Cost of shares repurchased (1,819,977 and 1,714,310 shares, respectively)                  (14,502,009)     (13,576,764)
                                                                                             ------------     ------------
Total                                                                                         (13,891,188)     (11,768,613)
                                                                                             ------------     ------------
CLASS C
   Proceeds from sales of shares (34,737 and 106,489 shares, respectively)                        271,980          784,057
   Cost of shares repurchased (199,821 and 129,722 shares, respectively)                       (1,612,644)      (1,011,708)
                                                                                             ------------     ------------
Total                                                                                          (1,340,664)        (227,651)
                                                                                             ------------     ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                  (49,368,235)     (36,528,376)
                                                                                             ------------     ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                      (49,873,957)       1,645,660

NET ASSETS
   Beginning of period                                                                        191,676,505      190,030,845
                                                                                             ------------     ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $0 AND $0, RESPECTIVELY]  $141,802,548     $191,676,505
                                                                                             ============     ============

                        See Notes to Financial Statements


                                                                             21`

Phoenix-Seneca Strategic Theme Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                        CLASS A
                                                              ---------------------------------------------------------
                                                                               YEAR ENDED APRIL 30,
                                                              ---------------------------------------------------------
                                                               2005          2004         2003         2002       2001
Net asset value, beginning of period                          $ 8.64        $ 7.17       $ 9.06       $13.02     $22.62
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                             (0.06)        (0.06)       (0.07)       (0.09)     (0.15)
   Net realized and unrealized gain (loss)                      0.01          1.53        (1.82)       (3.83)     (6.10)
                                                              ------        ------       ------       ------     ------
     TOTAL FROM INVESTMENT OPERATIONS                          (0.05)         1.47        (1.89)       (3.92)     (6.25)
                                                              ------        ------       ------       ------     ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                          --            --           --        (0.04)     (3.35)
                                                              ------        ------       ------       ------     ------
     TOTAL DISTRIBUTIONS                                          --            --           --        (0.04)     (3.35)
                                                              ------        ------       ------       ------     ------
Change in net asset value                                      (0.05)         1.47        (1.89)       (3.96)     (9.60)
                                                              ------        ------       ------       ------     ------
NET ASSET VALUE, END OF PERIOD                                $ 8.59        $ 8.64       $ 7.17       $ 9.06     $13.02
                                                              ======        ======       ======       ======     ======
Total return(1)                                                (0.58)%       20.50 %     (20.86)%     (30.13)%   (27.94)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                       $128,426      $162,974     $156,017     $250,131   $416,159

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                           1.56 %        1.52 %       1.60 %       1.39 %     1.30 %
   Net investment income (loss)                                (0.67)%       (0.73)%      (0.95)%      (0.87)%    (0.81)%
Portfolio turnover                                               107 %         167 %        119 %        147 %      129 %


                                                                                        CLASS B
                                                              ---------------------------------------------------------
                                                                               YEAR ENDED APRIL 30,
                                                              ---------------------------------------------------------
                                                               2005           2004        2003        2002     2001
Net asset value, beginning of period                          $ 7.94        $ 6.64       $ 8.46       $12.25     $21.70
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                             (0.11)        (0.11)       (0.11)       (0.16)     (0.27)
   Net realized and unrealized gain (loss)                      0.01          1.41        (1.71)       (3.59)     (5.83)
                                                              ------        ------       ------       ------     ------
     TOTAL FROM INVESTMENT OPERATIONS                          (0.10)         1.30        (1.82)       (3.75)     (6.10)
                                                              ------        ------       ------       ------     ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                          --            --           --        (0.04)     (3.35)
                                                              ------        ------       ------       ------     ------
     TOTAL DISTRIBUTIONS                                          --            --           --        (0.04)     (3.35)
                                                              ------        ------       ------       ------     ------
Change in net asset value                                         --          1.30        (1.82)       (3.79)     (9.45)
                                                              ------        ------       ------       ------     ------
NET ASSET VALUE, END OF PERIOD                                $ 7.84        $ 7.94       $ 6.64       $ 8.46     $12.25
                                                              ======        ======       ======       ======     ======
Total return(1)                                                (1.26)%       19.58 %     (21.51)%     (30.64)%   (28.48)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                        $11,006       $24,989      $30,755      $59,690   $107,589

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                           2.32 %        2.27 %       2.34 %       2.14 %     2.05 %
   Net investment income (loss)                                (1.40)%       (1.48)%      (1.71)%      (1.62)%    (1.56)%
Portfolio turnover                                               107 %         167 %        119 %        147 %      129 %

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.

                        See Notes to Financial Statements

Phoenix-Seneca Strategic Theme Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                        CLASS C
                                                              ---------------------------------------------------------
                                                                               YEAR ENDED APRIL 30,
                                                              ---------------------------------------------------------
                                                               2005           2004        2003        2002        2001
Net asset value, beginning of period                          $ 7.95        $ 6.65       $ 8.47       $12.26     $21.71
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                             (0.11)        (0.12)       (0.11)       (0.16)     (0.25)
   Net realized and unrealized gain (loss)                      0.01          1.42        (1.71)       (3.59)     (5.85)
                                                              ------        ------       ------       ------     ------
     TOTAL FROM INVESTMENT OPERATIONS                          (0.10)         1.30        (1.82)       (3.75)     (6.10)
                                                              ------        ------       ------       ------     ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                        --             --            --        (0.04)     (3.35)
                                                              ------        ------       ------       ------     ------
     TOTAL DISTRIBUTIONS                                        --             --            --        (0.04)     (3.35)
                                                              ------        ------       ------       ------     ------
Change in net asset value                                      (0.10)         1.30        (1.82)       (3.79)     (9.45)
                                                              ------        ------       ------       ------     ------
NET ASSET VALUE, END OF PERIOD                                $ 7.85        $ 7.95       $ 6.65       $ 8.47     $12.26
                                                              ======        ======       ======       ======     ======
Total return(1)                                                (1.26)%       19.55 %     (21.49)%     (30.61)%   (28.46)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                         $2,371        $3,713       $3,260       $5,499     $7,634

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                           2.31 %        2.27 %       2.34 %       2.14 %     2.05 %
   Net investment income (loss)                                (1.42)%       (1.48)%      (1.71)%      (1.61)%    (1.53)%
Portfolio turnover                                               107 %         167 %        119 %        147 %      129 %

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.

                        See Notes to Financial Statements

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2005


1. ORGANIZATION
   Phoenix Strategic Equity Series Fund (the "Trust") is organized as a Delaware business trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
   Currently two Funds are offered for sale (each a "Fund"). The Phoenix-Seneca Growth Fund is diversified and has an investment objective of long-term capital growth. The Phoenix-Seneca Strategic Theme Fund is diversified and has an investment objective of long-term capital growth.
   Each Fund offers Class A, Class B and Class C shares. The Phoenix-Seneca Growth Fund also offers Class X shares. Class X shares are sold without a sales charge. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.
   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C each bear different distribution and/or service expenses and have exclusive voting rights with respect to its distribution plan. Class X bears no distribution and/or service expenses. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:
   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.
   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.
   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.
   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME:
   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:
   Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code") and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
   The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

D. DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions are declared and recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2005 (CONTINUED)


E. EXPENSES:
   Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:
   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

G. FOREIGN SECURITY COUNTRY DETERMINATION:
   A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which security is traded and country in which the greatest percentage of company revenue is generated.

H. INDEMNIFICATIONS:
   Under the Funds' organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
   As compensation for its services to the Trust, Phoenix Investment Counsel, Inc. ("PIC") (the "Adviser"), an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

                                                1st $1    $1-2        $2+
                                               Billion   Billion    Billion
                                               -------   -------    -------
Growth Fund ..............................      0.70%      0.65%     0.60%
Strategic Theme Fund .....................      0.75%      0.70%     0.65%

   Seneca Capital Management LLC ("Seneca") is the subadviser to each of the Funds. Seneca is an indirect wholly-owned subsidiary of PNX. Prior to April 30, 2005, Seneca was a majority-owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP"), an indirect wholly-owned subsidiary of PNX. For its services Seneca is paid a fee by the Adviser based upon the following annual rates as a percentage of the average daily net assets of each Fund:

                           1st $184     $184 Million-      $1-2         $2+
                            Million      $1 Billion       Billion     Billion
                           --------     -------------     -------     -------
Growth Fund ...........      0.20%           0.35%        0.325%       0.30%

                           1st $201     $201 Million-      $1-2         $2+
                            Million      $1 Billion       Billion     Billion
                           --------     -------------     -------     -------
Strategic Theme Fund ..      0.10%           0.375%       0.35%        0.325%

   As Distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect, wholly-owned subsidiary of PNX, has advised the Trust that it retained net selling commissions and deferred sales charges for the 12-month period ("the period") ended April 30, 2005, as follows:

                                  Class A          Class B          Class C
                                Net Selling       Deferred         Deferred
                                Commissions     Sales Charges     Sales Charges
                                -----------     -------------     -------------
Growth Fund ................       $4,607          $32,444           $2,795
Strategic Theme Fund .......        9,468           39,335              879

   In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each respective Class. There are no distribution and/or service fees for Class X.
   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.
   As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide tax services and oversight of the performance of PFPC Inc. (subagent to PEPCO) plus (2) the documented cost of fund accounting and related services provided by PFPC Inc. The fee schedule of PFPC Inc., ranges from 0.06% to 0.03% of the average daily net assets of each Fund. Certain minimum fees may apply. For the period ended April 30, 2005, the Trust incurred PEPCO financial agent fees totaling $269,012.

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2005 (CONTINUED)

   PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company serving as sub-transfer agent. For the period ended April 30, 2005, transfer agent fees were $977,427 as reported in the Statement of Operations, of which PEPCO retained the following:

                                                          Transfer Agent
                                                           Fee Retained
                                                          --------------
Growth Fund ..........................................       $116,162
Strategic Theme Fund .................................        256,544

   For the period ended April 30, 2005, the following Funds paid PXP Securities Corp., an indirect wholly-owned subsidiary of PNX, brokerage commissions in connection with portfolio transactions effected on behalf the Funds as follows:

                                                        Commissions Paid
                                                     to PXP Securities Corp.
                                                     -----------------------
Growth Fund ...................................               $6,026
Strategic Theme Fund ..........................                2,384


4. PURCHASES AND SALES OF SECURITIES
   Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) for the period ended April 30, 2005, were as follows:

                                                   Purchases         Sales
                                                 ------------     ------------
Growth Fund ................................     $166,735,989     $215,706,320
Strategic Theme Fund .......................      177,835,407      223,189,487

   There were no purchases or sales of long-term U.S. Government securities.

5. ASSET CONCENTRATIONS
   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.
   Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

6. REGULATORY EXAMS
   Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies and its subsidiaries with securities and other laws and regulations affecting their registered products. The Boston District Office of the SEC recently completed a compliance examination of certain of the Company's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. The Company has responded to the SEC with respect to each comment in the letter. We do not believe that the outcome of this matter will be material to these financial statements.

7. FEDERAL INCOME TAX INFORMATION
   The Funds have the following capital loss carryovers, which may be used to offset future capital gains:

                                                          Expiration Year
                                                   --------------------------
                                                       2010          2011
                                                   ------------   -----------
Growth Fund .................................      $ 38,610,177   $39,492,502
Strategic Theme
  Fund ......................................       172,807,632    71,299,405


                                                Expiration Year
                                    ------------------------------------------
                                      2012            2013           Total
                                    --------      ----------      ------------
Growth Fund ...................       $ --          $329,500      $ 78,432,179
Strategic Theme
         Fund .................         --                --       244,107,037

   The Trust may not realize the benefit of these losses to the extent it does not realize gains on investments prior to the expiration of the capital loss carryovers.
   For the period ended April 30, 2005, the Strategic Theme Fund utilized losses $2,563,927 deferred in prior years against current year capital gains.
   Under current tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the period ended April 30, 2005, the Trust recognized post-October losses as follows:

                                                              Recognized
                                                              ----------
Growth Fund ...............................................           --
Strategic Theme Fund ......................................     $306,861

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2005 (CONTINUED)


8. RECLASSIFICATION OF CAPITAL ACCOUNTS
   For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise primarily from differing treatments of certain income and gain transactions, nondeductible current year operating losses, expiring capital loss carryovers, and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Funds. For the period ended April 30, 2005 the Funds recorded reclassifications to increase (decrease) the accounts listed below:

                                Capital Paid in
                                 on Shares of      Undistributed
                                  Beneficial       Net Investment
                                   Interest         Income (Loss)
                                ----------------   --------------
Growth Fund                      $  (652,323)        $  652,323
Strategic Theme Fund              (1,279,321)         1,279,321


9. PROXY VOTING PROCEDURES (UNAUDITED)
   The Adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2004, free of charge, by calling toll-free 800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

10. FORM N-Q INFORMATION (UNAUDITED)
   Effective July 31, 2004, the Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained at http://www.sec.gov/info/edgar/prrules.htm.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

(LOGO)
PRICEWATERHOUSECOOPERS
[GRAPHIC OMITTED]


To the Board of Trustees of
Phoenix Strategic Equity Series Fund and Shareholders of
Phoenix-Seneca Growth Fund
Phoenix-Seneca Strategic Theme Fund


   In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix-Seneca Growth Fund and Phoenix-Seneca Strategic Theme Fund (constituting Phoenix Strategic Equity Series Fund, hereafter referred to as the "Trust") at April 30, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP
[Graphic omitted]

Boston, Massachusetts
June 20, 2005

PHOENIX STRATEGIC EQUITY SERIES FUND
BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND
SUBADVISORY AGREEMENTS
APRIL 30, 2005 (UNAUDITED)


   The Board of Trustees is responsible for overseeing the performance of the Funds' Adviser and Subadviser and for determining whether to approve and renew the Funds' investment advisory and subadvisory agreements. In approving each agreement, the Board primarily considered, with respect to each Fund, the nature and quality of the services provided under the respective agreement and the overall fairness of each agreement to the Funds. A report from the Adviser and the Subadviser that addressed specific factors designed to inform the Board's consideration on these and other issues was supplied to Board members in advance of the annual contract review meeting and reviewed with them at that meeting.

INVESTMENT ADVISORY AGREEMENT

   With respect to the nature and quality of the services provided, the Board regularly reviews information comparing the performance of each Fund with a peer group of funds and a relevant market index, the allocation of each Fund's brokerage commissions, including any allocations to affiliates, the Adviser's record of compliance with its investment policies and restrictions on personal securities transactions. The Board regularly reviews data relating to the quality of brokerage execution received by the other funds overseen by the Trustees, including the Adviser's use of brokers or dealers in fund transactions that provide research and other services to the Adviser and the potential benefits derived by the Funds from such services. Additionally, the Funds' portfolio managers meet with the Board from time to time to discuss the management and performance of their Fund(s) and respond to the Board's questions concerning performance of the Adviser.

   With respect to the overall fairness of the advisory agreements, the Board primarily considered information relating to each Fund's fee structure, including a comparative analysis of each Fund's management fees and total expenses with its respective peer group. The Board also considered the existence of any economies of scale and whether those would be passed along to the Funds' shareholders through a graduated advisory fee schedule or other means, including any fee waivers by the Adviser and/or its affiliates.

   At the annual contract review meeting held in November 2004, the Board reviewed an extensive questionnaire from the Adviser concerning its investment philosophy, resources, and compliance structure, copies of which each of the Board members had been provided prior to the meeting. The Board concluded, upon review of the questionnaire responses, that the Adviser possessed the fundamental resources necessary to meet its investment mandate. The Board also concluded, based upon a review of the financial statements provided by the Adviser, that the firm was sufficiently capitalized to remain economically viable during the coming year. Additionally, the Board concluded that the Adviser had no systemic legal or compliance problems that would interfere with the Funds' management.

   The Board also reviewed materials describing the financial profitability of the Adviser. The materials included information about how costs are allocated across the mutual fund complex and matched to revenues. The Board noted that the Adviser had not profited at the level that the industry, or the Phoenix corporate board, would expect; however, the Adviser assured the Board that it found the relationship commercially viable. The Board expressed their satisfaction with the information presented.

   Following considerable deliberations, the Board found each Fund's management fees to be comparable to those charged by a group of similarly situated funds in the industry as selected by an independent third party. The Board also found no evidence of material or systemic compliance violations by the Adviser in its management of each Fund. In addition, although noting that performance had improved, the Board found the performance of each Fund to be at unacceptable levels. Management responded that it had been working with Seneca, the subadviser, to implement changes designed to improve performance, and that Seneca had in fact recently made a change to its sell discipline at the firm. Management stated that it would consider additional changes if performance did not improve. The Board determined to monitor closely the performance of these Funds and advised Management that they would expect to see improvement in future periods. The Board concluded that the costs of the services provided and the profits realized by the Adviser from its relationship with the Funds to be fair and reasonable. In drawing this conclusion, the Board considered the voluntary waiver of advisory and other fees to prevent total fund expenses from exceeding a specified cap.

SUBADVISORY AGREEMENT

   With respect to the nature and quality of the services provided, the Board regularly reviews information, comparing the performance of each Fund with a peer group of funds and a relevant market index, the allocation of each Fund's brokerage commissions, including any allocations to affiliates, the Subadviser's record of compliance with its investment policies and restrictions on personal securities transactions. The Board regularly reviews data relating to the quality of brokerage execution received by the other funds overseen by the Trustees, including the Subadviser's use of brokers or dealers in fund transactions that provide research and other services to the Subadviser and the potential benefits derived by the Funds from such services. Additionally, the Funds' portfolio managers meet with the Board from time to time to discuss the management and performance of their Fund(s) and respond to the Board's questions concerning performance of the Subadviser.

   With respect to the overall fairness of the subadvisory agreement, the Board primarily considered information relating to the Fund's fee structure, including a comparative analysis of each Fund's management fee, total expenses with its respective peer group. The Board also considered the existence of any economies of scale and

PHOENIX STRATEGIC EQUITY SERIES FUND
BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY
AND SUBADVISORY AGREEMENTS
APRIL 30, 2005 (UNAUDITED) (CONTINUED)

whether those would be passed along to the Funds' shareholders through a graduated advisory fee schedule or other means, including any fee waivers by the Adviser and/or its affiliates.

   At the annual contract review meeting held in November 2004, the Board reviewed an extensive questionnaire from the Subadviser concerning its investment philosophy, resources, and compliance structure, copies of which each of the Board members had been provided prior to the meeting. The Board concluded, upon review of the questionnaire responses, that the Subadviser possessed the fundamental resources necessary to meet its investment mandate. The Board also concluded, based upon a review of the financial statements provided by the Subadviser, that the firm was sufficiently capitalized to remain economically viable during the coming year. Additionally, the Board concluded that the Subadviser had no systemic legal or compliance problems that would interfere with the Funds' management.

   The Board also reviewed materials describing the financial profitability of the Subadviser. The materials included information about how costs are allocated across the mutual fund complex, and matched to revenues. The Board noted that the Subadviser had not profited at the level that the industry, or the Phoenix corporate board, would expect; however, the Subadviser assured the Board that it found the relationship commercially viable. The Board expressed their satisfaction with the information presented.

   Following considerable deliberations, the Board found the Fund's subadvisory fee to be reasonable. Additionally, the Board found no evidence of material or systemic compliance violations by the Subadviser in its management of the Fund. Although performance had improved, the Board found that each Fund's performance was at unacceptable levels. Management responded that it had been working with Seneca, the Subadviser, to implement changes designed to improve performance, and that Seneca had in fact recently made a change to its sell discipline at the firm. Management stated that it would consider additional changes if performance did not improve. The Board determined to monitor closely the performance of these Funds and advised Management that they would expect to see improvement in future periods. The Board concluded that the costs of the services provided and the profits realized by the Subadviser from its relationship with the Fund to be fair and reasonable. In drawing this conclusion, the Board also considered the voluntary waiver of advisory and other fees by the Adviser to prevent total fund expenses from exceeding a specified cap.

EACH ADVISORY AND SUBADVISORY AGREEMENT

   The Board did not identify any particular information that was all-important or controlling. Based on the Board's deliberation and its evaluation of the information described above, and assisted by the advice of independent counsel, the Board, including all of the Independent Trustees, unanimously approved the investment advisory agreement and the subadvisory agreement. It concluded that the compensation under the agreements is fair and reasonable in light of the services, expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

FUND MANAGEMENT

     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.


                                                        INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                                  NUMBER OF
                                                PORTFOLIOS IN
                                                FUND COMPLEX
    NAME, ADDRESS AND           LENGTH OF        OVERSEEN BY              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH            TIME SERVED         TRUSTEE                     OTHER DIRECTORSHIPS HELD BY TRUSTEE 7
------------------------------------------------------------------------------------------------------------------------------------
E. Virgil Conway               Served since          41           Chairman, Rittenhouse Advisors, LLC (consulting firm) since 2001.
Rittenhouse Advisors, LLC      1988.                              Trustee/Director, Realty Foundation of New York (1972-present),
101 Park Avenue                                                   Josiah Macy, Jr. Foundation (Honorary) (2004-present), Pace
New York, NY 10178                                                University (Director/Trustee Emeritus) (2003-present), Greater New
DOB: 8/2/29                                                       York Councils, Boy Scouts of America (1985-present), The Academy of Political Science (Vice Chairman) (1985-present), Urstadt
                                                                  Biddle Property Corp. (1989-present), Colgate University (Trustee
                                                                  Emeritus) (since 2004). Director/Trustee, The Harlem Youth
                                                                  Development Foundation, (Chairman) (1998-2002), Metropolitan
                                                                  Transportation Authority (Chairman) (1992-2001), Trism, Inc.
                                                                  (1994-2001), Consolidated Edison Company of New York, Inc.
                                                                  (1970-2002), Atlantic Mutual Insurance Company (1974-2002),
                                                                  Centennial Insurance Company (1974-2002), Union Pacific Corp.
                                                                  (1978-2002), BlackRock Freddie Mac Mortgage Securities Fund
                                                                  (Advisory Director) (1990-2000), Accuhealth (1994-2002), Pace
                                                                  University (1978-2003), New York Housing Partnership Development
                                                                  Corp. (Chairman) (1981-2003), Josiah Macy, Jr. Foundation
                                                                  (1975-2004).
------------------------------------------------------------------------------------------------------------------------------------
Harry Dalzell-Payne            Served since          41           Currently retired. Trustee/Director, Phoenix Funds Complex
The Flat, Elmore Court         1988.                              (1988-present).
Elmore, GL05, GL2 3NT
U.K.
DOB: 8/9/29
------------------------------------------------------------------------------------------------------------------------------------
S. Leland Dill                 Served since          39           Currently retired. Trustee, Phoenix Funds Complex (1989-present).
7721 Blue Heron Way            2004.                              Trustee, Scudder Investments (33 portfolios) (1986-present).
West Palm Beach, FL 33412                                         Director, Coutts & Co. Trust Holdings Limited (1991-2000), Coutts
DOB: 3/28/30                                                      & Co. Group (1991-2000) and Coutts & Co. International (USA)
                                                                  (private banking) (1991-2000).
------------------------------------------------------------------------------------------------------------------------------------
Francis E. Jeffries            Served since          42           Director, The Empire District Electric Company (1984-2004).
8477 Bay Colony Dr. #902       1995.                              Trustee/Director, Phoenix Funds Complex (1995-present).
Naples, FL 34108
DOB: 9/23/30
------------------------------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr.               Served since          39           Partner, Stonington Partners, Inc. (private equity fund) since
Stonington Partners, Inc.      1993.                              2001. Director/Trustee, Evergreen Funds (six portfolios). Trustee,
736 Market Street, Ste. 1430                                      Phoenix Funds Complex (1980-present). Chairman (1998 to 2000) and
Chattanooga, TN 37402                                             Chief Executive Officer (1995-1998), Carson Products Company
DOB: 2/14/39                                                      (cosmetics).
------------------------------------------------------------------------------------------------------------------------------------


                                                        INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                                  NUMBER OF
                                                PORTFOLIOS IN
                                                FUND COMPLEX
    NAME, ADDRESS AND           LENGTH OF        OVERSEEN BY              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH            TIME SERVED         TRUSTEE                     OTHER DIRECTORSHIPS HELD BY TRUSTEE 7
------------------------------------------------------------------------------------------------------------------------------------
Geraldine M. McNamara          Served since          41           Managing Director, U.S. Trust Company of New York (private bank)
U.S. Trust Company of          2001.                              (1982- present). Trustee/Director, Phoenix Funds Complex
New York                                                          (2001-present).
11 West 54th Street
New York, NY 10019
DOB: 4/17/51
------------------------------------------------------------------------------------------------------------------------------------
Everett L. Morris              Served since          41           Currently retired. Trustee/Director, Phoenix Funds Complex
164 Laird Road                 1995.                              (1995-present). Director, W.H. Reaves and Company (2004-present).
Colts Neck, NJ 07722                                              Vice President, W.H. Reaves and Company (investment management)
DOB: 5/26/28                                                      (1993-2003).
------------------------------------------------------------------------------------------------------------------------------------
James M. Oates                 Served since          39           Chairman, Hudson Castle Group, Inc. (Formerly IBEX Capital
Hudson Castle Group, Inc.      1993.                              Markets, Inc.) (financial services) (1997-present). Managing
c/o Northeast Investment                                          Director Wydown Group (consulting firm) (1994-present). Director,
Management, Inc.                                                  Investors Financial Service Corporation (1995-present), Investors
50 Congress Street                                                Bank & Trust Corporation (1995-present), Stifel Financial
Suite 1000                                                        (1996-present), Connecticut River Bancorp (1998-present),
Boston, MA 02109                                                  Connecticut River Bank (1999-present), Trust Company of New
DOB: 5/31/46                                                      Hampshire (2002-present). Chairman, Emerson Investment Management,
                                                                  Inc. (2000-present). Vice Chairman, Massachusetts Housing
                                                                  Partnership (1994-1999). Director/Trustee, John Hancock Trust
                                                                  (2004-present), Blue Cross and Blue Shield of New Hampshire
                                                                  (1994-1999), AIB Govett Funds (1991-2000) and Command Systems,
                                                                  Inc. (1998-2000), Phoenix Investment Partners, Ltd. (1995-2001),
                                                                  1Mind, Inc. (2000-2002), 1Mind.com, Plymouth Rubber Co.
                                                                  (1995-2003). Director and Treasurer, Endowment for Health, Inc.
                                                                  (2000-2004).
------------------------------------------------------------------------------------------------------------------------------------
Donald B. Romans               Served since          39           Currently retired. President, Romans & Company (private investors
39 S. Sheridan Road            2004.                              and financial consultants) (1987-2003). Trustee/Director, Phoenix
Lake Forest, IL 60045                                             Funds Complex (1985- present). Trustee, Burnham Investors Trust (5
DOB: 4/22/31                                                      portfolios) (1967-2003).
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Segerson            Served since          39           Managing Director, Northway Management Company (1998-present).
Northway Management Company    1988.                              Trustee/Director, Phoenix Funds Complex (1988-present).
164 Mason Street
Greenwich, CT 06830
DOB: 2/16/46
------------------------------------------------------------------------------------------------------------------------------------
Ferdinand L. J. Verdonck       Served since          39           Director, Banco Urquijo (Chairman). Trustee, Phoenix Funds Complex
Nederpolder, 7                 2005.                              (2004-present). Director EASDAQ (Chairman), The Fleming
B-9000 Gent, Belgium                                              Continental European Investment Trust, Groupe SNEF, Degussa
DOB: 7/30/42                                                      Antwerpen N.V., Santens N.V. Managing Director, Almanij N.V.
                                                                  (1992-2003); Director, KBC Bank and Insurance Holding Company
                                                                  (Euronext) (1992-2003), KBC Bank (1992-2003), KBC Insurance
                                                                  (1992-2003), Kredietbank, S.A. Luxembourgeoise (1992-2003),
                                                                  Investco N.V. (1992-2003), Gevaert N.V. (1992-2003), Fidea N.V.
                                                                  (1992-2003), Almafin N.V. (1992-2003), Centea N.V. (1992-2003),
                                                                  Dutch Chamber of Commerce for Belgium and Luxemburg, Phoenix
                                                                  Investment Partners, Ltd. (1995-2001).
------------------------------------------------------------------------------------------------------------------------------------


                                                        INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                                  NUMBER OF
                                                PORTFOLIOS IN
                                                FUND COMPLEX
    NAME, ADDRESS AND           LENGTH OF        OVERSEEN BY              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH            TIME SERVED         TRUSTEE                     OTHER DIRECTORSHIPS HELD BY TRUSTEE 7
------------------------------------------------------------------------------------------------------------------------------------
Lowell P. Weicker, Jr.         Served since          39           Director, Medallion Financial New York (2003-present), Compuware
7 Little Point Street          1995.                              (1996- present), WWF, Inc. (2000-present). President, The Trust
Essex, CT 06426                                                   for America's Health (non-profit) (2001-present).
DOB: 5/16/31                                                      (Trustee/Director), Phoenix Funds Complex (1995-present).
                                                                  Director, UST, Inc. (1995-2004), HPSC Inc. (1995-2004).
------------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEES


     Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


                                                      NUMBER OF
                                   LENGTH OF         PORTFOLIOS IN
                                   TIME SERVED       FUND COMPLEX
    NAME, ADDRESS AND             AND POSITION       OVERSEEN BY              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH               WITH THE TRUST       TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
 *Marilyn E. LaMarche             Served since           39           Limited Managing Director, Lazard Freres & Co. LLC
  Lazard Freres & Co. LLC         2002.                               (1997-present). Trustee/Director, Phoenix Funds Complex
  30 Rockefeller Plaza,                                               (2002-present). Director, The Phoenix Companies, Inc.
  59th Floor                                                          (2001-2005) and Phoenix Life Insurance Company (1989-2005).
  New York, NY 10020
  DOB: 5/11/34
------------------------------------------------------------------------------------------------------------------------------------
**Philip R. McLoughlin            Served since           63           Director, PXRE Corporation (Delaware) (1985-present), World
  DOB: 10/23/46                   1993.                               Trust Fund (1991-present). Management Consultant (2002-2004),
                                                                      Chairman (1997-2002), Chief Executive Officer (1995-2002),
                                  Chairman                            Director (1995-2002) and Vice Chairman (1995-1997), Phoenix
                                                                      Investment Partners, Ltd. Director and Executive Vice
                                                                      President, The Phoenix Companies, Inc. (2000-2002). Director
                                                                      (1994-2002) and Executive Vice President, Investments
                                                                      (1987-2002), Phoenix Life Insurance Company. Director
                                                                      (1983-2002) and Chairman (1995-2002), Phoenix Investment
                                                                      Counsel, Inc. Director (1982-2002) and President (1990-2000),
                                                                      Phoenix Equity Planning Corporation. Chairman and President,
                                                                      Phoenix/Zweig Advisers LLC (2001-2002). Director (2001-2002)
                                                                      and President (April 2002-September 2002), Phoenix Investment
                                                                      Management Company. Director and Executive Vice President,
                                                                      Phoenix Life and Annuity Company (1996-2002). Director
                                                                      (1995-2000) and Executive Vice President (1994-2002) and Chief
                                                                      Investment Counsel (1994-2002), PHL Variable Insurance
                                                                      Company. Director, Phoenix National Trust Holding Company
                                                                      (2001-2002). Director (1985-2002) and Vice President
                                                                      (1986-2002) and Executive Vice President (2002-2002), PM
                                                                      Holdings, Inc. Director, W.S. Griffith Associates, Inc.
                                                                      (1995-2002). Director (1992-2002) and President (1993-1994),
                                                                      W.S. Griffith Securities, Inc.
------------------------------------------------------------------------------------------------------------------------------------

*  Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her former position as
   Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.
** Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his former relationship with Phoenix Investment Partners, Ltd. and its affiliates.


                                             OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES


                             POSITION(S) HELD WITH
    NAME, ADDRESS AND         TRUST AND LENGTH OF                          PRINCIPAL OCCUPATION(S)
      DATE OF BIRTH               TIME SERVED                                DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Daniel T. Geraci             President since 2004.         Executive Vice President, Asset Management, The Phoenix Companies, Inc.
DOB: 6/12/57                                               (wealth management) (since 2003). President and Chief Executive Officer,
                                                           Phoenix Investment Partners, Ltd. (since 2003). President, certain funds within the Phoenix Fund Complex (2004-present). President and Chief
                                                           Executive Officer of North American investment operations, Pioneer
                                                           Investment Management USA, Inc. (2001-2003). President of Private Wealth
                                                           Management Group (2000-2001), Executive Vice President of Distribution
                                                           and Marketing for U.S. institutional services business (1998-2000) and
                                                           Executive Vice President of Distribution and Marketing for Fidelity
                                                           Canada (1996-1998), Fidelity Investments.
------------------------------------------------------------------------------------------------------------------------------------
George R. Aylward            Executive Vice President      Senior Vice President and Chief Operating Officer, Asset Management, The
DOB: 8/17/64                 since 2004.                   Phoenix Companies, Inc. (2004-present). Executive Vice President and
                                                           Chief Operating Officer, Phoenix Investment Partners, Ltd.
                                                           (2004-present). Vice President, Phoenix Life Insurance Company
                                                           (2002-2004). Vice President, The Phoenix Companies, Inc. (2001-2004).
                                                           Vice President, Finance, Phoenix Investment Partners, Ltd. (2001-2002).
                                                           Assistant Controller, Phoenix Investment Partners, Ltd. (1996-2002).
------------------------------------------------------------------------------------------------------------------------------------
Francis G. Waltman           Senior Vice President         Vice President and Chief Administrative Officer, Phoenix Investment
DOB: 7/27/62                 since 2004.                   Partners Ltd. (2003-present), Senior Vice President and Chief
                                                           Administrative Officer, Phoenix Equity Planning Corporation
                                                           (1999-present), Senior Vice President, certain funds within the Phoenix
                                                           Fund Complex (2004-present).
------------------------------------------------------------------------------------------------------------------------------------
Nancy G. Curtiss             Chief Financial Officer       Vice President, Fund Accounting (1994-2000), Treasurer (1996-2000),
DOB: 11/24/52                and Treasurer since 1996.     Assistant Treasurer (2001-2003), Phoenix Equity Planning Corporation.
                                                           Vice President (2003-present), Phoenix Investment Partners, Ltd. Chief
                                                           Financial Officer and Treasurer or Assistant Treasurer, certain Funds within the Phoenix Fund Complex (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
Kevin J. Carr                Secretary and                 Vice President and Counsel, Phoenix Life Insurance Company (May
One American Row             Chief Legal Officer           2005-present). Vice President, Counsel, Chief Legal Officer and Secretary
Hartford, CT 06102           since 2005.                   of certain funds within the Phoenix Fund Complex (May 2005-present).
DOB: 8/3/54                                                Compliance Officer of Investments and Counsel, Travelers Life and Annuity
                                                           Company (January 2005-May 2005). Assistant General Counsel, The Hartford
                                                           Financial Services Group (1999-2005).
------------------------------------------------------------------------------------------------------------------------------------

                 (This page has been left blank intentionally.)

PHOENIX STRATEGIC EQUITY SERIES FUND

101 Munson Street
Greenfield, Massachusetts 01301


TRUSTEES
E. Virgil Conway
Harry Dalzell-Payne
S. Leland Dill
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Donald B. Romans
Richard E. Segerson
Ferdinand L.J. Verdonck
Lowell P. Weicker, Jr.

OFFICERS
Daniel T. Geraci, President
George R. Aylward, Executive Vice President
Francis G. Waltman, Senior Vice President
Nancy G. Curtiss, Chief Financial Officer
   and Treasurer
Kevin J. Carr, Secretary and Chief Legal Officer

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, Massachusetts 02206-5501

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, Massachusetts 02110

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Telephone Orders                             1-800-367-5877
Text Telephone                               1-800-243-1926
Web site                             PHOENIXINVESTMENTS.COM

--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

                                                              ---------------
                                                                 PRESORTED
                                                                 STANDARD
                                                               U.S. POSTAGE
                                                                   PAID
                                                              Louisville, KY
                                                              Permit No. 1051
                                                              ---------------

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

(LOGO)
PHOENIX
INVESTMENT PARTNERS, LTD.
A MEMBER OF THE PHOENIX COMPANIES, INC.
[GRAPHIC OMITTED]



For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-1574 or PHOENIXINVESTMENTS.COM.

NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP744                                                                      6-05



ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.

(d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of the instructions for completion of this Item.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the Board of Trustees of the Funds has determined that E. Virgil Conway possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert". Mr. Conway is "independent" trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------
     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $52,600 for 2005 and $52,600 for 2004.

Audit-Related Fees
------------------
     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item for those fiscal years are $0 for 2005 and $0 for 2004.

Tax Fees
--------
     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $9,500 for 2005 and $9,500 for 2004.

         "Tax Fees" are those primarily associated with review of the Trust's tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust's financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund's federal income and excise tax returns.

All Other Fees
--------------
     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item for those fiscal years are $0 for 2005 and $0 for 2004.

     (e)(1)   Disclose   the  audit   committee's   pre-approval   policies  and
              procedures   described  in  paragraph   (c)(7)  of  Rule  2-01  of
              Regulation S-X.

              The Phoenix Strategic Equity Series Fund (the "Fund") Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis ("general pre-approval").

              The Audit Committee has determined that Mr. E. Virgil Conway, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In the event that Mr. Conway determines that the full board should review the request, he has the opportunity to convene a meeting of the Funds Board. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                    (b)  Not applicable for 2005 and not applicable for 2004

                    (c)  100% for 2005 and 100% for 2004

                    (d)  Not applicable for 2005 and not applicable for 2004

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $1,958,487 for 2005 and $145,306 for 2004.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)             Phoenix Strategic Equity Series Fund
            --------------------------------------------------------------------


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date              July 6, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date              July 6, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                           Nancy G. Curtiss, Chief Financial Officer and
                           Treasurer
                           (principal financial officer)

Date              June 28, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.